UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page


        Report for the Calendar Year or Quarter Ended: September 30, 2002

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

                         Dane, Falb, Stone & Co., Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

                  15 Broad Street       Boston             MA           02109
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-02423
                ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report:

Edward N. Dane                     Principal                        617-742-0666
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)



Signature, Place and Date of Signing:

/s/ Edward N. Dane
------------------------------
Boston, Massachusetts
11/15/02


Report Type:

[X]      13F HOLDINGS REPORT.
[ ]      13F NOTICE.
[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


REPORT SUMMARY:

Number of Other Included Managers: None
                                  ------

Form 13F Information Table Entry Total: 64
                                       ----

Form 13F Information Table Value Total:  $26,863,707
                                       ------------------



OTHER MANAGERS ON WHOSE BEHALF THIS REPORT IS FILED: None

MANAGERS REPORTING ON BEHALF OF REPORTING MANAGER: None

                                    FORM 13F

                                INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                           ITEM 2         ITEM 3      ITEM 4     ITEM 5         ITEM 6            ITEM 7       ITEM 8
                                                              FAIR               INVESTMENT DISCRETION           VOTING AUTHORITY
                                 TITLE                      MARKET   SHARES OF                  SHARED
NAME OF ISSUER                    OF             CUSIP       VALUE   PRINCIPAL   SOLE   SHARED   OTHER   MANA-  SOLE   SHARED  NONE
                                 CLASS          NUMBER      (x$1000)    AMOUNT   (A)     (B)      (C)    GERS   (A)     (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
Berksh Hthwy                 Cl A                084670108     221         3         3     0       0              3      0      0
Abbott Labs                  Com                 002824100     339      8400      8400     0       0           8400      0      0
Aberdeen Asia Pac Incom Fd   Com                 003009107     472    103825    103825     0       0         103825      0      0
ADE Corp MA                  Com                 00089C107     128     30481     30481     0       0          30481      0      0
Alliance World Dollar Gov    Com                 01879R106     303     33800     33800     0       0          33800      0      0
Allied Capital Corp          Com                 01903Q108     372     17000     17000     0       0          17000      0      0
AllState Corp                Com                 020002101     206      5800      5800     0       0           5800      0      0
Aust & NZ BnkGrp             Sponsored ADR       052528304    1087     22600     22400   200       0          22400    200      0
Banc One Corp                Com                 059438101     396     10600     10600     0       0          10600      0      0
Barrick Gold Cp              Com                 067901108     675     43424     43424     0       0          43424      0      0
Bat Mt Gold                  CDT-CV SB DB6%05    071593AA5     637    650000    650000     0       0         650000      0      0
BHP Ltd                      Sponsored ADR       088606108     202     20779     19871   908       0          19871    908      0
Brascan Corp                 CL A LTD VT SH      10549P606     589     29650     28950   700       0          28950    700      0
Bristol Myers Squibb         Com                 110122108     271     11400     10800   600       0          10800    600      0
Cisco Systems                Com                 17275R102     771     73600     73600     0       0          73600      0      0
Coeur d'Alene Mines Corp     Note 13.325 12/31/03192108AH1     133    100000    100000     0       0         100000      0      0
Coeur d'Alene Mines Corp     Com                 192108108      42     26659     26659     0       0          26659      0      0
Duke Energy                  Com                 264399106     234     12000     12000     0       0          12000      0      0
Exxon Mobil Corp             Com                 30231G102     461     14480     14480     0       0          14480      0      0
Federated Department Stores  Com                 31410H101     647     22001     22001     0       0          22001      0      0
Ford Motor Co                Com                 345370100     381     38898     38898     0       0          38898      0      0
General Electric             Com                 369604103     394     16023     13023  3000       0          13023   3000      0
GlaxoSmithkline              Sponsored ADR       37733W105     523     13610     13610     0       0          13610      0      0
Grp Telvsa SA De Cv          Sp ADR REP ORD      40049J206     349     13700     13700     0       0          13700      0      0
H&Q Life Sciences Fd         Sh Ben Int          404053100     127     10806     10459   347       0          10459    347      0
Hecla Mng                    Pfd CV Ser B        422704205     284      8600      8600     0       0           8600      0      0
Hewlett Packard              Com                 428236102     153     13180     12580   600       0          12580    600      0
Inktomi Corporation          Com                 457277101       2     10000     10000     0       0          10000      0      0
Input/Output                 Com                 457652105     530    110850    110850     0       0         110850      0      0
Keynote Securities           com                 493308100     577     88100     88100     0       0          88100      0      0
Lexicon Genetics Inc Com     Com                 528872104     549    137100    137100     0       0         137100      0      0
Ericsson LM TelCo.           ADR Cl B Sek10      294821400     152    423100    423100     0       0         423100      0      0
LSI Logic Corporation        Com                 502161102     467     73600     73600     0       0          73600      0      0
Lubrizol Corporation         Com                 549271104     870     30800     30800     0       0          30800      0      0
MA Health & Educ TE          Sh Ben Int          575672100     315     22000     22000     0       0          22000      0      0
Meditronic                   Com                 585055106     300      7123      7123     0       0           7123      0      0
Mentor Graphics Corp         Com                 587200106     165     33900     33900     0       0          33900      0      0
Merck&Co Inc                 Com                 589331107     251      5500      5500     0       0           5500      0      0
MeVC Draper Fisher           Com                 55271E105     179     23000     23000     0       0          23000      0      0
MS/DW Incm                   Com                 61745P874     973     63900     63900     0       0          63900      0      0
Netegrity, Inc.              Com                 64110P107      24     12000     12000     0       0          12000      0      0
New Amer High Income Fd      Com                 641876107     123     66062     66062     0       0          66062      0      0
Newmont Mining               Com                 651639106    1138     41391     41007   383       0          41007    383      0
Nortel Networks              Com                 656568102       6     12615     12615     0       0          12615      0      0
Novell Inc                   Com                 670006105      23     11000     11000     0       0          11000      0      0
Nuveen Calif Mun Value Fd    Com                 67062C107     112     10802     10802     0       0          10802      0      0
Nuveen Mass Prem Inc         Com                 67061E108     239     14400     14400     0       0          14400      0      0
Occidental Petro Crp         Com                 674599105    1121     39500     39500     0       0          39500      0      0
Pharmacia Corp               Com                 71713U102     729     18769     18650   119       0          18650    119      0
Scudder Global               Com                 81115E101     209     36300     36300     0       0          36300      0      0
Scudder High Income Tr       Com                 48841G106     246     47800     47800     0       0          47800      0      0
Senior High Income Portfolio Com                 81721E107     517    109000    109000     0       0         109000      0      0
Standard Register Co.        Com                 853887107     549     22900     22900     0       0          22900      0      0
Telcom NewZealand            Sponsored ADR       879278208     359     19308     19308     0       0          19308      0      0
Telefo de Mex'L              Sp ADR REP ORD      879403780     283     10082     10082     0       0          10082      0      0
Tellabs, Inc.                Com                 879664100     157     38600     38600     0       0          38600      0      0
Thermo Electron Corp         Com                 883556102     814     50500     50500     0       0          50500      0      0
Timken Co                    Com                 887389104     199     11900     11900     0       0          11900      0      0
Toreador Resources Cp        Com                 891050106    2164    655800    655000   800       0         655000    800      0
Trinity Industries, Inc.     Com                 896522109     395     24000     24000     0       0          24000      0      0
TXU Corporation              Com                 873168108     888     21300     21300     0       0          21300      0      0
Verizon Comm                 Com                 92343V104     412     15040     15040     0       0          15040      0      0
ViroPharma, Inc.             Com                 928241108      10     10000     10000     0       0          10000      0      0
Xcel Energy                  Com                 98389B100     393     42215     40975  1240       0          40975   1240      0

